Stock Authorization And Issuance (Tables)	12 Months Ended
Dec. 31, 2020
Stock Authorization And Issuance [Abstract]
Summary Of Equity Offerings

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
January 2020	Private placement of common stock	1,335	$0.13	-	-	$177
February 2020	Warrant amendment	-	-	5,000	$0.74	$-
March 2020	Private placement of common stock, amended to add CPR	2,571	$0.35	-	-	$900
April 2020 to December 2020	Private placement of common stock with CPRs	10,858	$0.35	-	-	$3,724

(1)	After deduction of applicable offering costs.